Income taxes (Details) - Schedule of unrecognized tax benefits $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of unrecognized tax benefits [Abstract]
Balance at January 1, 2020	$ 357
Increases related to prior year tax positions	1
Increases related to current year tax positions	296
Balance at December 31, 2020	$ 654